Goodwill (Details)	6 Months Ended
Sep. 30, 2022 USD ($)
Goodwill
Beginning balance	$ 4,581,112
Foreign currency translation adjustments	(412,893)
Ending balance	4,168,219
Jisen
Goodwill
Beginning balance	4,581,112
Foreign currency translation adjustments	(412,893)
Ending balance	$ 4,168,219